STOCK OPTIONS AND AWARDS (Tables)	12 Months Ended
Dec. 31, 2019
Share-based Payment Arrangement [Abstract]
Share-based Payment Arrangement, Option, Activity [Table Text Block]
Stock option activity for the year ended December 31, 2019, is summarized as follows:

(Dollars in thousands, except share and per share data)	Number of shares	Weighted average exercise price	Weighted average remaining contractual life	Aggregate intrinsic value
Outstanding at beginning of year	62,410	$9.08
Granted	0	0.00
Exercised	(24,554)	8.37
Forfeited or expired	0	0.00
Outstanding at end of year	37,856	$9.54	3.12	$602
Exercisable at end of year	37,856	$9.54	3.12	$602

Schedule of Cash Proceeds Received from Share-based Payment Awards [Table Text Block] (Deprecated 2017-01-31)

	2019	2018	2017
Total intrinsic value of options exercised	$462	$734	$1,533
Cash received from exercises	$90	$284	$341
Tax benefit from exercises	$1,844	$1,439	$1,991

Share-based Payment Arrangement, Restricted Stock and Restricted Stock Unit, Activity [Table Text Block]
Activity in restricted stock for the previous three years ended December 31 is summarized as follows:

	2019		2018		2017
	Number of shares	Weighted average grant date fair value	Number of shares	Weighted average grant date fair value	Number of shares	Weighted average grant date fair value
Nonvested at beginning of year	462,446	$26.39	468,372	$21.63	648,817	$17.82
Granted	395,023	26.55	303,930	28.94	234,529	27.36
Vested	(295,633)	24.94	(267,031)	20.94	(307,825)	18.12
Forfeited	(31,267)	28.63	(42,825)	26.38	(107,149)	21.18
Nonvested at end of year	530,569	$27.19	462,446	$26.39	468,372	$21.63